UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.70%
Argent Securities Trust
0.295%, 05/25/2036 (a)	$219,093	$80,483
0.295%, 09/25/2036 (a)	291,926	117,944
0.335%, 09/25/2036 (a)	258,575	105,031
Merrill Lynch First Franklin Mortgage Loan Trust
0.365%, 06/25/2037 (a)	37,193	25,789
Morgan Stanley ABS Capital I, Inc.
0.345%, 09/25/2036 (a)	160,200	95,030
NovaStar Mortgage Funding Trust
0.335%, 09/25/2036 (a)	164,013	97,761
Option One Mortgage Loan Trust
0.485%, 05/25/2037 (a)	313,415	190,033
Ownit Mortgage Loan Trust
0.341%, 09/25/2037 (a)	284,144	172,649
Specialty Underwriting & Residential Finance Trust
0.455%, 04/25/2037 (a)	143,475	82,672
Structured Asset Securities Corp. Mortgage Loan Trust
0.335%, 09/25/2036 (a)	35,257	29,977
TOTAL ASSET BACKED SECURITIES (Cost $1,001,855)		997,369

BANK LOANS - 2.83%
American Airlines Group, Inc.
4.250%, 10/08/2021 (a)	175,000	175,657
Horizon Pharma PLC
4.500%, 04/29/2021	136,000	136,991
Houghton Mifflin Harcourt Publishers, Inc.
4.000%, 04/28/2021	300,000	300,125
JC Penney Co., Inc.
6.000%, 05/22/2018	350,000	350,089
Kate Spade & Co.
4.000%, 04/09/2021	350,000	349,727
Lee Enterprises, Inc.
12.000%, 12/31/2022	500,000	534,375
Rite Aid Corp.
4.875%, 06/11/2021	350,000	351,167
Staples, Inc.
3.500%, 02/28/2022	271,000	271,594
Valeant Pharmaceuticals International, Inc.
4.000%, 03/11/2022 (b)	150,000	150,605
Vertellus Specialties, Inc.
10.500%, 10/31/2019 (a)	500,000	453,750
Weight Watchers International, Inc.
4.000%, 04/02/2020	498,731	248,742
YRC Worldwide, Inc.

8.250%, 02/13/2019	350,000	345,625
Zebra Technologies Corp.
4.750%, 10/27/2021	350,000	354,617
TOTAL BANK LOANS (Cost $4,111,553)		4,023,064

	Shares
COMMON STOCKS - 34.69%
Administrative and Support Services - 3.70%
Angie's List, Inc. (c)(d)	18,106	113,525
Baker Hughes, Inc.	2,414	155,606
Ctrip.com International Ltd. (c)(b)	26,011	2,077,499
Enova International, Inc. (c)	6,293	122,713
NorthStar Asset Management Group, Inc. (d)	120,720	2,641,354
Sotheby's (d)	3,170	142,111
		5,252,808
Air Transportation - 0.15%
American Airlines Group, Inc.	2,074	87,875
AMR Corp. Escrow (c)	28,850	55,104
United Continental Holdings, Inc. (c)	1,343	73,314
		216,293
Beverage and Tobacco Product Manufacturing - 0.05%
Reynolds American, Inc. (d)	931	71,454
Broadcasting (except Internet) - 4.53%
Liberty Broadband Corp. (c)	24,000	1,293,840
Liberty Interactive Corp. (c)(d)	91,660	2,563,730
Sirius XM Holdings, Inc. (c)(d)	667,800	2,577,708
		6,435,278
Chemical Manufacturing - 1.83%
Abbott Laboratories (d)	1,452	70,567
AptarGroup, Inc. (d)	1,081	68,935
Ecolab, Inc. (d)	615	70,510
Eli Lilly & Co. (d)	969	76,454
Endo International PLC (c)(d)(b)	15,650	1,310,844
Gilead Sciences, Inc. (c)	1,035	116,200
Johnson & Johnson (d)	686	68,696
Merck & Co., Inc. (d)	1,169	71,180
OMNOVA Solutions, Inc. (c)	99,956	750,670
		2,604,056
Clothing and Clothing Accessories Stores - 0.04%
Destination Maternity Corp.	4,742	52,115
The Wet Seal, Inc. (c)(d)	800,031	5,120
		57,235
Computer and Electronic Product Manufacturing - 3.25%
Applied Materials, Inc.	25,000	503,250
Harris Corp. (d)	905	71,694
Imation Corp. (c)	597,927	2,768,402
Micron Technology, Inc. (c)	5,803	162,078
NCR Corp. (c)	23,000	691,150
NetApp, Inc.	2,777	92,752
QUALCOMM, Inc.	1,773	123,543
Violin Memory, Inc. (c)	63,250	211,887
		4,624,756

Credit Intermediation and Related Activities - 3.30%
Ally Financial, Inc. (c)	19,811	449,115
Banco Macro SA (b)	3,500	173,320
Capital One Financial Corp.	2,960	247,338
Citizens Financial Group, Inc.	96,250	2,583,350
Encore Capital Group, Inc. (c)	511	20,292
Ezcorp, Inc. (c)(d)	16,346	129,787
Fifth Third Bancorp (d)	3,411	69,039
Grupo Financiero Galicia SA (b)	8,000	160,240
Nationstar Mortgage Holdings, Inc. (c)	13,606	268,310
Nelnet, Inc.	2,243	92,210
Ocwen Financial Corp. (c)	22,244	225,999
Regions Financial Corp.	17,805	179,652
Stonegate Mortgage Corp. (c)	2,637	25,790
Wells Fargo & Co. (d)	1,261	70,566
		4,695,008
Crop Production - 0.14%
Cresud SACIF y A (c)(b)	14,930	197,823
Data Processing, Hosting and Related Services - 0.05%
Automatic Data Processing, Inc. (d)	814	69,605
Electrical Equipment, Appliance, and Component Manufacturing - 0.05%
Emerson Electric Co. (d)	1,190	71,769
Food and Beverage Stores - 0.07%
Whole Foods Market, Inc.	2,267	93,491
Food Manufacturing - 0.15%
General Mills, Inc. (d)	1,253	70,356
Kellogg Co. (d)	1,102	69,173
McCormick & Co, Inc. (d)	895	70,257
		209,786
Food Services and Drinking Places - 0.17%
Arcos Dorados Holdings, Inc. (b)	17,311	95,384
Buffalo Wild Wings, Inc. (c)	508	77,556
McDonald's Corp. (c)(d)	722	69,261
		242,201
Furniture and Related Product Manufacturing - 0.15%
Pier 1 Imports, Inc.	9,178	116,652
Select Comfort Corp. (c)	3,066	95,506
		212,158
General Merchandise Stores - 0.05%
Costco Wholesale Corp. (d)	491	70,012
Health and Personal Care Stores - 0.39%
Rite Aid Corp. (c)	17,322	151,048
Vitamin Shoppe, Inc. (c)	10,000	397,000
		548,048
Heavy and Civil Engineering Construction - 0.13%
IRSA Inversiones y Representaciones SA (b)	10,000	180,300
Insurance Carriers and Related Activities - 0.10%
Aflac, Inc. (d)	1,107	68,877
Brown & Brown, Inc. (d)	2,204	71,388
		140,265
Machinery Manufacturing - 0.14%
Joy Global, Inc.	3,218	125,309
United Technologies Corp. (d)	597	69,950
		195,259

Merchant Wholesalers, Durable Goods - 0.05%
W.W. Grainger, Inc. (d)	290	69,696
Merchant Wholesalers, Nondurable Goods - 0.10%
Herbalife Ltd. (b)	53	2,758
Sysco Corp. (d)	1,866	69,340
The Procter & Gamble Co. (d)	880	68,983
		141,081
Mining (except Oil and Gas) - 1.56%
Newmont Mining Corp. (d)	3,381	92,099
Stillwater Mining Co. (c)(d)	147,094	2,131,392
		2,223,491
Miscellaneous Store Retailers - 0.19%
Office Depot, Inc. (c)	15,926	147,634
Staples, Inc. (d)	7,154	117,791
		265,425
Motion Picture and Sound Recording Industries - 0.05%
Time Warner, Inc. (d)	833	70,372
Nonstore Retailers - 1.16%
eBay, Inc. (c)(d)	2,435	149,411
EVINE Live, Inc. (c)	451,506	1,494,485
		1,643,896
Nursing and Residential Care Facilities - 1.83%
Brookdale Senior Living, Inc. (c)(d)	68,910	2,597,218
Oil and Gas Extraction - 0.59%
Bill Barrett Corp. (c)(d)	652	5,757
Gran Tierra Energy, Inc. (c)(d)	20,482	59,398
Laredo Petroleum, Inc. (c)	42,150	574,083
Petrobras Argentina SA (b)	25,425	178,229
Range Resources Corp. (d)	307	17,011
		834,478
Paper Manufacturing - 1.81%
Domtar Corp.	420	18,152
KapStone Paper and Packaging Corp. (d)	94,780	2,554,321
		2,572,473
Petroleum and Coal Products Manufacturing - 0.33%
Chevron Corp. (d)	2,116	217,948
Exxon Mobil Corp. (d)	1,691	144,073
PBF Energy, Inc.	4,162	111,625
		473,646
Pipeline Transportation - 0.37%
Boardwalk Pipeline Partners LP	27,967	448,031
Transportadora de Gas del Sur SA (b)	18,000	84,060
		532,091
Plastics and Rubber Products Manufacturing - 1.82%
Berry Plastics Group, Inc. (c)(d)	75,050	2,511,924
Illinois Tool Works, Inc. (d)	735	68,965
		2,580,889
Printing and Related Support Activities - 0.01%
RR Donnelley & Sons Co. (d)	1,076	20,638

Professional, Scientific, and Technical Services - 0.18%
Fluor Corp.	3,284	184,627
International Business Machines Corp. (d)	411	69,726
		254,353
Publishing Industries (except Internet) - 1.95%
Graham Holdings Co.	2,385	2,554,335
Microsoft Corp. (d)	1,503	70,431
Oracle Corp. (d)	3,401	147,909
		2,772,675
Rail Transportation - 0.05%
Norfolk Southern Corp. (d)	732	67,344
Real Estate - 0.08%
Leucadia National Corp.	4,945	121,795
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.26%
Apollo Global Management LLC (d)	3,519	78,122
Eaton Vance Corp. (d)	1,729	70,198
Fortress Investment Group LLC - Class A	9,498	74,369
KKR & Co. LP (d)	3,934	90,285
The Blackstone Group LP (d)	1,426	62,459
		375,433
Software & Services - 0.07%
MercadoLibre, Inc.	700	101,591
Support Activities for Mining - 0.94%
ConocoPhillips (d)	1,090	69,411
Nabors Industries Ltd. (b)	6,459	95,270
Triangle Petroleum Corp. (c)	108,250	555,322
YPF SA (b)	13,650	379,061
		1,099,064
Telecommunications - 0.92%
AT&T, Inc. (d)	2,069	71,463
Telecom Argentina SA (b)	4,500	88,335
Zayo Group Holdings, Inc. (c)	43,900	1,154,131
		1,313,929
Transportation Equipment Manufacturing - 0.10%
Lockheed Martin Corp. (d)	368	69,258
Polaris Industries, Inc. (d)	501	71,668
		140,926
Utilities - 0.78%
Atlantic Power Corp. (b)	275,690	813,285
Dominion Resources, Inc. (d)	984	69,392
EQT Corp. (d)	229	19,481
Eversource Energy (d)	1,437	70,772
National Fuel Gas Co. (d)	1,083	69,583
The Southern Co. (d)	1,632	71,302
		1,113,815
Waste Management and Remediation Services - 0.05%
Waste Management, Inc. (d)	1,432	71,099
Water Transportation - 0.95%
GasLog Ltd. (d)(b)	63,550	1,315,485
Hornbeck Offshore Services, Inc. (c)	1,376	30,616
		1,346,101
Wholesale Electronic Markets and Agents and Brokers - 0.05%
Genuine Parts Co. (d)	758	68,576
TOTAL COMMON STOCKS (Cost $47,289,774)		49,059,700

	Principal
	Amount
CONVERTIBLE BONDS - 0.83%
Administrative and Support Services - 0.29%
CBIZ, Inc.
4.875%, 10/01/2015; Acquired 06/26/12 and 01/30/13, Acquired Cost $336,482 (e)	326,000	406,481
Merchant Wholesalers, Nondurable Goods - 0.09%
Herbalife Ltd.
2.000%, 08/15/2019 (b)	150,000	132,845
Miscellaneous Manufacturing - 0.45%
Callaway Golf Co.
3.750%, 08/15/2019	500,000	641,875
TOTAL CONVERTIBLE BONDS (Cost $965,820)		1,181,201

CORPORATE BONDS - 12.71%
Ambulatory Health Care Services - 1.09%
Prospect Medical Holdings, Inc.
8.375%, 05/01/2019; Acquired 07/11/13, Acquired Cost $1,055,000 (e)	1,000,000	1,066,250
Select Medical Corp.
6.375%, 06/01/2021	475,000	479,750
		1,546,000
Beverage and Tobacco Product Manufacturing - 0.66%
Carolina Beverage Group LLC
10.625%, 08/01/2018; Acquired 05/30/14, 11/06/14 and 04/09/15, Acquired Cost $990,125 (e)	950,000	940,500
Broadcasting (except Internet) - 0.72%
DISH DBS Corp.
5.875%, 11/15/2024	250,000	251,250
LBI Media, Inc.
10.000%, 04/15/2019; Acquired 11/25/13 and 04/01/14, Acquired Cost $486,600 (e)	470,000	488,212
Sirius XM Radio, Inc.
6.000%, 07/15/2024; Acquired 01/07/15, Acquired Cost $179,594 (e)	175,000	182,035
5.375%, 04/15/2025; Acquired 03/12/15. Acquired Cost $99,500 (e)	100,000	100,400
		1,021,897
Chemical Manufacturing - 1.41%
Hexion, Inc.
8.875%, 02/01/2018	790,000	728,775
6.625%, 04/15/2020	1,150,000	1,089,625
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023; Acquired 02/24/15, Acquired Cost $175,438 (b)(e)	175,000	178,937
		1,997,337
Clothing and Clothing Accessories Stores - 0.69%
HT Intermediate Holdings Corp.
12.000%, 05/15/2019; Acquired 06/13/14, 06/24/14, 06/26/14, 08/18/14 and 05/04/15, Acquired Cost $999,420 (e)	948,000	981,180
Computer and Electronic Product Manufacturing - 0.90%
Goodman Networks, Inc.
12.125%, 07/01/2018	910,000	787,150
Micron Technology, Inc.
5.625%, 01/15/2026; Acquired 04/28/15 and 05/05/15, Acquired Cost $324,575 (e)	326,000	321,110

Seagate HDD Cayman
4.750%, 01/01/2025; Acquired 03/09/15, Acquired Cost $170,150 (b)(e)	164,000	168,290
		1,276,550
Food Manufacturing - 0.42%
Simmons Foods, Inc.
7.875%, 10/01/2021; 09/18/14 and 09/19/14, Acquired Cost $630,240 (e)	628,000	590,320
Forestry and Logging - 0.13%
Resolute Forest Products, Inc.
5.875%, 05/15/2023	200,000	185,500
Merchant Wholesalers, Durable Goods - 0.34%
American Achievement Corp.
10.875%, 04/15/2016; Acquired 04/21/14, Acquired Cost $521,250 (a)(e)	500,000	488,125
Merchant Wholesalers, Nondurable Goods - 1.26%
Lansing Trade Group LLC
9.250%, 02/15/2019; Acquired 03/11/14, Acquired Cost $756,663 (e)	750,000	740,625
US Foods, Inc.
8.500%, 06/30/2019	1,000,000	1,047,500
		1,788,125
Mining (except Oil and Gas) - 0.20%
Vulcan Materials Co.
4.500%, 04/01/2025	275,000	279,125
Motion Picture and Sound Recording Industries - 0.26%
Netflix, Inc.
5.750%, 03/01/2024	350,000	367,500
Other Information Services - 0.20%
VeriSign, Inc.
5.250%, 04/01/2025; 03/24/15, Acquired Cost $275,000 (e)	275,000	281,188
Paper Manufacturing - 0.96%
Beverage Packaging Holdings II
5.625%, 12/15/2016; Acquired 03/21/14 and 12/16/14, Acquired Cost $1,370,700 (b)(e)	1,355,000	1,366,856
Performing Arts, Spectator Sports, and Related Industries - 0.05%
Caesars Entertainment Operating Co., Inc.
11.250%, 06/01/2017 (f)	21,000	16,958
9.000%, 02/15/2020 (f)	53,000	44,387
9.000%, 02/15/2020 (f)	21,000	17,325
		78,670
Petroleum and Coal Products Manufacturing - 0.13%
Tesoro Corp.
5.125%, 04/01/2024	175,000	179,375
Plastics and Rubber Products Manufacturing - 0.46%
Dispensing Dynamics International
12.500%, 01/01/2018; Acquired 03/05/14 and 04/24/14, Acquired Cost $672,091 (e)	617,000	650,935
Publishing Industries (except Internet) - 0.44%
IAC/InterActiveCorp
4.750%, 12/15/2022	275,000	274,656
MHGE Parent LLC
8.500%, 08/01/2019; Acquired 04/01/15, Acquired Cost $148,652 (e)	150,000	153,938
Time, Inc.
5.750%, 04/15/2022; Acquired 05/05/15, Acquired Cost $196,500 (e)	200,000	195,000
		623,594

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.10%
Mallinckrodt International Finance SA
5.500%, 04/15/2025; Acquired 04/08/15, Acquired Cost $135,000 (b)(e)	135,000	136,283
Support Activities for Mining - 0.05%
Cliffs Natural Resources, Inc.
8.250%, 03/31/2020; Acquired 04/02/15, 04/07/15 and 04/08/15, Acquired Cost $73,468 (e)	81,000	78,570
Telecommunications - 1.38%
CenturyLink, Inc.
7.600%, 09/15/2039	200,000	194,875
HC2 Holdings, Inc.
11.000%, 12/01/2019; Acquired 01/08/15 and 03/23/15, Acquired Cost $469,500 (e)	475,000	488,062
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (b)	1,100,000	1,131,625
Level 3 Communications, Inc.
5.750%, 12/01/2022	150,000	153,563
		1,968,125
Transportation Equipment Manufacturing - 0.23%
Dana Holding Corp.
5.500%, 12/15/2024	175,000	179,375
Lear Corp.
4.750%, 01/15/2023	150,000	152,625
		332,000
Wood Product Manufacturing - 0.63%
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021; Acquired 07/15/14, Acquired Cost $638,000 (e)	638,000	615,670
NWH Escrow Corp.
7.500%, 08/01/2021; Acquired 02/11/15, Acquired Cost $282,000 (e)	300,000	285,000
		900,670
TOTAL CORPORATE BONDS (Cost $18,266,800)		18,058,425

	Shares
EXCHANGE TRADED FUNDS - 3.73%
Funds, Trusts, and Other Financial Vehicles - 3.73%
AllianceBernstein Global High Income Fund, Inc.	37,625	465,797
Energy Select Sector SPDR Fund	591	46,317
Industrial Select Sector SPDR Fund (d)	2,355	131,433
iShares 1-3 Year Credit Bond ETF (d)	5,888	621,243
iShares Baa-Ba Rated Corporate Bond ETF (d)	5,923	312,142
iShares iBoxx $ Investment Grade Corporate Bond ETF (d)	2,640	312,233
iShares Intermediate Credit Bond ETF (d)	5,656	621,990
iShares MBS ETF (d)	5,668	622,516
iShares MSCI Emerging Markets Index ETF	14,559	598,666
Market Vectors Gold Miners ETF (d)	33,277	651,564
Market Vectors Junior Gold Miners Fund	1,680	43,142
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (d)	3,050	310,581
Putnam Premier Income Trust	106,694	560,144
		5,297,768
TOTAL EXCHANGE TRADED FUNDS (Cost $5,379,138)		5,297,768

	Principal
	Amount
MORTGAGE BACKED SECURITIES - 0.38%
American Home Mortgage Asset Trust
1.107%, 09/25/2046	147,689	105,742
American Home Mortgage Investment Trust
6.200%, 06/25/2036 (a)	106,827	56,459
GMACM Mortgage Loan Trust
2.803%, 11/19/2035 (a)	195,717	185,212
HarborView Mortgage Loan Trust
1.647%, 09/19/2035 (a)	273,268	184,686
TOTAL MORTGAGE BACKED SECURITIES (Cost $525,873)		532,099

	Shares
MUTUAL FUNDS - 13.89%
Funds, Trusts, and Other Financial Vehicles - 13.89%
AllianceBernstein Income Fund, Inc.	12,047	93,726
American Capital Ltd. (d)	19,175	272,285
ClearBridge Energy MLP Fund, Inc.	22,300	563,298
Eaton Vance National Municipal Opportunities Trust	1,252	26,142
Morgan Stanley Emerging Markets Debt Fund, Inc.	64,596	613,016
NexPoint Credit Strategies Fund	226,517	1,780,424
Nuveen California AMT-Free Municipal Income Fund	1,252	18,191
Nuveen Dividend Advantage Municipal Fund 2	1,252	17,152
Nuveen Dividend Advantage Municipal Fund 3	25,649	351,648
Nuveen Municipal Advantage Fund, Inc.	9,783	131,679
Nuveen Quality Preferred Income Fund	117,133	972,204
PIMCO Dynamic Credit Income Fund	40,000	828,800
Pioneer Floating Rate Trust	11,888	138,733
Putnam Municipal Opportunities Trust	28,707	342,187
Stone Ridge High Yield Reinsurance Risk Premium Fund	612,300	6,165,864
Stone Ridge Reinsurance Risk Premium Fund	630,571	6,324,626
The Cushing MLP Total Return Fund	88,570	360,480
Western Asset Emerging Market Income Fund, Inc.	65,703	737,845
		19,738,300
TOTAL MUTUAL FUNDS (Cost $20,667,284)		19,738,300

PREFERRED STOCKS - 0.09%
Air Transportation - 0.09%
Gol Linhas Aereas Inteligentes SA (b)	52,354	129,314
TOTAL PREFERRED STOCKS (Cost $142,570)		129,314

	Contracts
PURCHASED OPTIONS - 2.61%
Call Options - 0.62%
Campus Crest Communities, Inc.
Expiration: June 2015, Exercise Price $7.50 (c)	125	937
Chicago Board Options Exchange SPX Volatility Index
Expiration: June 2015, Exercise Price $15.00 (c)	14	1,260
Expiration: June 2015, Exercise Price $17.00 (c)	12	720
Financial Select Sector SPDR Fund
Expiration: September 2015, Exercise Price $26.00 (c)	68	1,224

Herbalife Ltd.
Expiration: June 2015, Exercise Price $45.00 (c)(b)	2	1,490
Expiration: June 2015, Exercise Price $53.50 (c)(b)	1	55
Gold Futures
Expiration: July 2015, Exercise Price $1,750.00 (c)	134	1,340
Expiration: January 2016, Exercise Price $2,000.00 (c)	138	5,520
McDonald's Corp.
Expiration: August 2015, Exercise Price $100.00 (c)	2	418
S&P 500 Index
Expiration: June 2015, Exercise Price $2,200.00 (c)	6	60
Expiration: June 2015, Exercise Price $2,225.00 (c)	6	15
Expiration: June 2015, Exercise Price $2,250.00 (c)	6	60
Expiration: June 2015, Exercise Price $2,250.00 (c)	6	90
Expiration: July 2015, Exercise Price $2,250.00 (c)	5	175
United States Oil Fund LP
Expiration: January 2016, Exercise Price $20.00 (c)	35	7,875
		21,239
	Notional
	Amount
U.S. Dollar / Brazilian Real
Expiration: July 2015, Exercise Price 3.20 (c)	8,950,000	242,957
U.S. Dollar / Chinese Yuan Renminbi
Expiration: February 2016, Exercise Price 6.13 (c)	13,400,000	202,327
U.S. Dollar / Japanese Yen
Expiration: January 2016, Exercise Price 140.00 (c)	2,660,000	391,690
U.S. Dollar / Turkish Lira
Expiration: June 2015, Exercise Price 2.85 (c)	8,750,000	24,308
		861,282
TOTAL CALL OPTIONS		882,521
	Contracts
Put Options - 1.99%
3 Month British Pound Sterling LIBOR Interest Rate
Expiration: June 2015, Exercise Price $99.25 (c)(b)	399	-
Expiration: September 2015, Exercise Price $99.38 (c)(b)	399	30,492
Energy Select Sector SPDR Fund
Expiration: June 2015, Exercise Price $73.50 (c)	3	72
Expiration: June 2015, Exercise Price $75.00 (c)	8	328
Expiration: June 2015, Exercise Price $77.00 (c)	3	270
Herbalife Ltd.
Expiration: June 2015, Exercise Price $47.50 (c)(b)	6	504
McDonald's Corp.
Expiration: August 2015, Exercise Price $97.50 (c)	2	870
S&P 500 Index
Expiration: June 2015, Exercise Price $1,950.00 (c)	3	300
Expiration: June 2015, Exercise Price $1,975.00 (c)	6	1,980
Expiration: June 2015, Exercise Price $2,000.00 (c)	6	480
Expiration: June 2015, Exercise Price $2,000.00 (c)	6	3,990
Expiration: July 2015, Exercise Price $2,000.00 (c)	5	6,650
SPDR S&P 500 ETF Trust
Expiration: June 2015, Exercise Price $160.00 (c)	50	50
Expiration: June 2015, Exercise Price $200.00 (c)	350	17,850
Expiration: June 2016, Exercise Price $175.00 (c)	150	79,950
Twitter, Inc.

Expiration: June 2015, Exercise Price $37.50 (c)	3	468
United States Oil Fund LP
Expiration: August 2015, Exercise Price $14.00 (c)	13	65
Expiration: August 2015, Exercise Price $18.00 (c)	13	624
Zillow Group, Inc.
Expiration: June 2015, Exercise Price $95.00 (c)	3	1,620
		146,563
	Notional
	Amount
Canadian Dollar / Mexican Peso
Expiration: June 2015, Exercise Price 12.00 (c)	612,500	45,874
Euro / British Pound
Expiration: August 2015, Exercise Price 0.71 (c)	11,700,000	148,868
Expiration: November 2015, Exercise Price 0.70 (c)	28,000,000	394,060
Euro / Czech Koruna
Expiration: July 2015, Exercise Price 26.95 (c)	6,650,000	13,855
Expiration: July 2015, Exercise Price 27.10 (c)	6,650,000	22,006
Expiration: August 2015, Exercise Price 27.07 (c)	6,650,000	31,530
Euro / U.S. Dollar
Expiration: June 2015, Exercise Price 1.04 (c)	26,250,000	22,574
Expiration: June 2015, Exercise Price 1.05 (c)	690,000	21,055
Expiration: July 2015, Exercise Price 1.06 (c)	18,000,000	87,855
Expiration: July 2015, Exercise Price 1.07 (c)	26,800,000	228,852
Expiration: July 2015, Exercise Price 1.09 (c)	35,250,000	568,375
Expiration: August 2015, Exercise Price 1.11 (c)	23,400,000	681,054
Expiration: January 2016, Exercise Price 1.01 (c)	1,330,000	419,534
U.S. Dollar / Russian Rouble
Expiration: August 2015, Exercise Price 35.00 (c)	310,000	110
Expiration: August 2015, Exercise Price 36.50 (c)	310,000	256
		2,685,858
TOTAL PUT OPTIONS		2,832,421
TOTAL PURCHASED OPTIONS (Cost $4,986,397)		3,714,942

	Shares
REAL ESTATE INVESTMENT TRUSTS - 6.58%
Credit Intermediation and Related Activities - 0.89%
Altisource Residential Corp.	70,600	1,265,152
Educational Services - 1.56%
Campus Crest Communities, Inc.	392,750	2,222,965
Funds, Trusts, and Other Financial Vehicles - 0.91%
American Capital Agency Corp.	13,903	290,017
Colony Financial, Inc.	16,000	410,560
New Senior Investment Group, Inc.	27,555	439,502
Northstar Realty Finance Corp.	8,410	152,557
		1,292,636
Professional, Scientific, and Technical Services - 0.81%
Nexpoint Residential Trust, Inc. (c)	75,505	1,143,146
Real Estate - 0.55%
American Realty Capital Properties, Inc.	64,500	572,115
Annaly Capital Management, Inc.	2,708	28,272
Blackstone Mortgage Trust, Inc.	5,984	180,836
		781,223

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.94%
American Capital Mortgage Investment Corp.	3,725	65,076
Starwood Waypoint Residential Trust (d)	50,610	1,276,384
		1,341,460
Telecommunications - 0.92%
CyrusOne, Inc. (d)	40,490	1,306,612
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,853,418)		9,353,194

RIGHTS - 0.04%
Chemical Manufacturing - 0.04%
Sanofi (c)(b)	71,527	52,215
TOTLA RIGHTS (Cost $52,289)		52,215

MONEY MARKET FUNDS - 29.08%
Fidelity Institutional Money Market Funds, Class I, 0.097% (d)	14,462,397	14,462,397
Goldman Sach Financial Square Funds, Institutional Class, 0.001% (d)	9,400,057	9,400,057
STIT - Liquid Assets Portfolio, Institutional Class, 0.101% (d)	17,462,393	17,462,393
TOTAL MONEY MARKET FUNDS (Cost $41,324,847)		41,324,847

Total Investments (Cost $154,567,618) - 107.99%		153,462,438
Liabilities in Excess of Other Assets - (7.99)%		(11,348,492)
TOTAL NET ASSETS - 100.00%		$142,113,946

Percentages are stated as a percent of net assets.

(a)		Variable rate security. The rate shown is as of May 31, 2015.
(b)		Foreign issued security.
(c)		Non-income producing security.
(d)		All or a portion of this security is pledged as collateral for written options, futures, swaps and securities sold short. The aggregate value of these securities as of May 31, 2015 was $72,348,669.
(e)
Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities at May 31, 2015 was $10,903,967 which represented 7.67% of net assets. Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Such securities may be deemed illiquid using procedures established by the Board of Trustees.

(f)		Represents a security in default.

Collins Alternative Solutions Fund
Schedule of Securities Sold Short
May 31, 2015 (Unaudited)

	Shares	Value
Acuity Brands, Inc.	356	$62,830
Adobe Systems, Inc.	465	36,777
Amazon.com, Inc.	351	150,660
Amedisys, Inc.	1,713	53,137
Anthem, Inc.	463	77,715
Apollo Investment Corp. (1)	64,600	507,110
Applied Industrial Technologies, Inc.	343	14,533
ARIAD Pharmaceuticals, Inc.	5,543	50,885
AT&T, Inc.	15,500	535,370
athenahealth, Inc.	820	95,612
Autoliv, Inc.	586	73,924
AvalonBay Communities, Inc. (2)	196	32,634
Blackbaud, Inc.	1,064	54,541
Callaway Golf Co.	45,492	429,445
Casey's General Stores, Inc.	227	19,792
CBIZ, Inc.	30,062	272,662
Cepheid	1,125	62,066
Chipotle Mexican Grill, Inc.	76	46,780
CLARCOR, Inc.	183	11,275
Cliffs Natural Resources, Inc.	604	3,207
Computer Sciences Corp.	7,400	507,640
Corrections Corp. of America (2)	14,450	508,062
CR Bard, Inc.	77	13,115
Dealertrack Technologies, Inc.	635	26,480
Dr. Pepper Snapple Group, Inc.	6,600	505,824
DuPont Fabros Technology, Inc. (2)	15,480	499,075
EastGroup Properties, Inc. (2)	321	17,857
Energy Transfer Partners LP	1,193	67,082
Equity One, Inc. (2)	712	17,644
Facebook, Inc.	1,976	156,479
GATX Corp.	1,349	75,153
Graco, Inc.	242	17,567
Halyard Health, Inc.	12,060	499,525
HMS Holdings Corp.	30,000	511,200
HomeAway, Inc.	2,439	68,463
iShares 20+ Year Treasury Bond ETF (3)	8,800	1,080,112
iShares Nasdq Biotechnology ETF (3)	1,008	367,950
iShares Russell 2000 ETF (3)	23,185	2,873,085
iShares U.S. Real Estate ETF (3)	17,800	1,339,094
Jamba, Inc.	1,203	18,418
Keryx Biopharmaceuticals, Inc.	1,804	18,762
Keurig Green Mountain, Inc.	943	81,324
Kinder Morgan, Inc.	2,483	103,020
Kone OYJ (4)	1,793	37,653
KYTHERA Biopharmaceuticals, Inc.	1,015	51,126
Lennox International, Inc.	657	73,978
LinkedIn Corp.	426	83,040

lululemon Athletica, Inc.	1,041	62,241
Manhattan Associates, Inc.	1,444	79,203
Marketo, Inc.	1,265	37,735
Markwest Energy Partners LP	7,200	465,336
Martin Marietta Materials, Inc.	443	66,011
Mattress Firm Holding Corp.	1,306	77,159
Mercury General Corp.	1,218	67,818
Netflix, Inc.	286	178,481
NetSuite, Inc.	501	46,803
Nordson Corp.	241	19,499
OPKO Health, Inc.	1,705	30,144
Owens-Illinois, Inc.	21,150	505,485
Palo Alto Networks, Inc.	843	142,880
Pool Corp.	1,054	69,859
Post Properties, Inc. (2)	462	26,246
PriceSmart, Inc.	195	15,900
Public Storage (2)	109	21,096
Realty Income Corp. (2)	11,050	503,549
Regency Centers Corp. (2)	323	20,394
Repligen Corp.	1,558	63,504
Restoration Hardware Holdings, Inc.	872	79,317
salesforce.com, Inc.	760	55,290
SPDR S&P 500 ETF Trust (3)	4,500	950,085
SPDR S&P Midcap 400 ETF Trust (3)	1,420	394,192
SPDR S&P Retail ETF (3)	15,050	1,471,740
Splunk, Inc.	1,690	114,278
Sprouts Farmers Market, Inc.	465	13,945
SPS Commerce, Inc.	260	16,905
Sysco Corp.	12,160	451,866
Tesla Moters, Inc.	306	76,745
The Advisory Board Co.	616	31,274
The Dun & Bradstreet Corp.	7,755	992,097
The Toro Co.	560	38,298
Thermo Fisher Scientific, Inc.	499	64,685
Tiffany & Co.	263	24,651
Tractor Supply Co.	736	64,135
TripAdvisor, Inc.	1,051	80,149
Twitter, Inc.	2,162	79,281
Tyler Technologies, Inc.	297	36,080
Tyson Foods, Inc.	1,155	49,030
Under Armour, Inc.	1,495	117,223
United States Oil Fund LP (3)	1,800	36,594
Vail Resorts, Inc.	679	70,439
Valeant Pharmaceuticals International, Inc. (4)	748	178,600
Workday, Inc.	935	73,790
World Fuel Services Corp.	10,100	505,303
Xylem, Inc.	630	23,039
Yelp, Inc.	925	44,317
Zebra Technologies Corp.	592	64,907
Zillow Group, Inc.	1,108	101,260

	Principal
	Amount
Block Financial LLC
5.500%, 11/01/2022 (5)	$500,000	547,824
Rowan Cos, Inc.
4.875%, 06/01/2022 (5)	500,000	499,361
Total Securities Sold Short (Proceeds $20,637,814)		$22,055,726

(1)	Closed-ended mutual fund.
(2)	Real estate investment trust.
(3)	Exchange-traded fund.
(4)	Foreign issued security.
(5)	Corporate bond.

Collins Alternative Solutions Fund
Schedule of Written Options
May 31, 2015 (Unaudited)

CALL OPTIONS	Contracts	Value
Chicago Board Options Exchange SPX Volatility Index
Expiration: June 2015, Exercise Price $18.00	11	$550
Expiration: June 2015, Exercise Price $22.00	24	600
Herbalife Ltd.
Expiration: June 2015, Exercise Price $50.00	5	1,690
McDonald's Corp.
Expiration: June 2015, Exercise Price $100.00	2	86
S&P 500 Index
Expiration: June 2015, Exercise Price $2,110.00	3	7,050
Expiration: June 2015, Exercise Price $2,120.00	3	7,080
Expiration: July 2015, Exercise Price $2,110.00	5	17,375
Stillwater Mining Co.
Expiration: June 2015, Exercise Price $15.00	325	6,500
Yelp, Inc.
Expiration: June 2015, Exercise Price $50.00	9	2,214
Expiration: June 2015, Exercise Price $53.00	4	680
		43,825
	Notional
	Amount
Euro / U.S. Dollar
Expiration: January 2016, Exercise Price 1.32	665,000	9,056
Expiration: July 2015, Exercise Price 1.1825	26,800,000	29,935
Expiration: July 2015, Exercise Price 1.00	43,750,000	413,042
U.S. Dollar / Brazilian Real
Expiration: July 2015, Exercise Price 3.40	17,900,000	128,773
Expiration: February 2016, Exercise Price 4.00	10,050,000	221,492
U.S. Dollar / Mexican Peso
Expiration: June 2015, Exercise Price 16.31	4,375,000	1,417
U.S. Dollar / Turkish Lira
Expiration: June 2015, Exercise Price 3.00	8,750,000	2,284
		805,999
TOTAL CALL OPTIONS		849,824

PUT OPTIONS	Contracts
3 Month British Pound Sterling LIBOR Interest Rate
Expiration: June 2015, Exercise Price $99.375	399	3,811
Expiration: September 2015, Exercise Price $99.25	399	13,340
Energy Select Sector SPDR Fund
Expiration: June 2015, Exercise Price $68.50	6	30
Expiration: June 2015, Exercise Price $70.00	16	128
Expiration: June 2015, Exercise Price $72.00	6	78
Financial Select Sector SPDR Fund
Expiration: September 2015, Exercise Price $22.00	68	1,360
Herbalife Ltd.
Expiration: June 2015, Exercise Price $42.50	12	288
McDonald's Corp.
Expiration: June 2015, Exercise Price $97.50	2	456

S&P 500 Index
Expiration: June 2015, Exercise Price $2,110.00	3	7,350
Expiration: June 2015, Exercise Price $2,120.00	3	9,900
Expiration: July 2015, Exercise Price $2,110.00	5	20,350
SPDR S&P 500 ETF Trust
Expiration: June 2015, Exercise Price $180.00	350	1,750
Twitter, Inc.
Expiration: June 2015, Exercise Price $36.00	6	474
United States Oil Fund LP
Expiration: August 2015, Exercise Price $16.00	26	442
Zillow Group, Inc.
Expiration: June 2015, Exercise Price $90.00	6	1,470
		61,227
	Notional
	Amount
Euro / British Pound
Expiration: August 2015, Exercise Price 0.69	11,700,000	49,062
Expiration: November 2015, Exercise Price 0.68	28,000,000	171,044
Euro / Czech Koruna
Expiration: July 2015, Exercise Price 27.00	13,400,000	27,374
Euro / U.S. Dollar
Expiration: June 2015, Exercise Price 1.01	39,375,000	3,633
Expiration: August 2015, Exercise Price 1.09	23,400,000	392,596
U.S. Dollar / Japanese Yen
Expiration: November 2015, Exercise Price 105.00	32,750,000	14,213
Expiration: December 2015, Exercise Price 105.00	33,250,000	19,451
		677,373
TOTAL PUT OPTIONS		738,600
TOTAL WRITTEN OPTIONS (Premiums Received $3,044,091)		$1,588,424

Collins Alternative Solutions Fund
Schedule of Open Futures Contracts
May 31, 2015 (Unaudited)

Description	Number of Contracts Sold	Notional Value		Currency	Settlement Month	Unrealized Appreciation (Depreciation)
30 Day Fed Funds	324	$134,821,785		U.S. Dollar	Jul-15	$(27,566)
90 Day Euro	179	44,619,106		U.S. Dollar	Jun-15	(19,596)
90 Day Euro	245	60,903,938		U.S. Dollar	Dec-15	(88,653)
BIST 30 Index	236	899,254	(a)	Turkish Lira	Jun-15	15,234
Euro-BTP Index	6	889,226	(a)	Euro	Jun-15	26,548
Euro-Oat	6	1,005,008	(a)	Euro	Jun-15	9,020
S&P 500 Mini Index	13	1,368,900		U.S. Dollar	Jun-15	(6,958)
U.S. 10 Year Note	35	4,469,063		U.S. Dollar	Sep-15	(14,304)
Total Futures Contract Sold						$(106,275)

Description	Number of Contracts Purchased	Notional Value		Currency	Settlement Month	Unrealized Appreciation (Depreciation)
90 Day Euro	84	$20,595,750		U.S. Dollar	Dec-17	$22,849
90-Day Bank Bill	58	10,605,669	(a)	Austrialian Dollar	Dec-15	23,201
Euro Stoxx Index	19	743,306	(a)	Euro	Jun-15	(4,567)
Euro-BTP Index	13	1,926,656	(a)	Euro	Jun-15	2,128
Euro-Bund	10	1,707,084	(a)	Euro	Jun-15	7,561
Nikkei 225 Index	5	828,264	(a)	Japanese Yen	Jun-15	39,290
SGX CNX Nifty Index	55	932,690	(a)	Singapore Dollar	Jun-15	12,632
Total Futures Contracts Purchased						$103,094
Total Futures Contracts Appreciation						$(3,181)

(a) Amount represents U.S. Dollar equivalent of notional value of currency as of May 31, 2015.

Collins Alternative Solutions Fund
Schedule of Open Forward Currency Contracts
May 31, 2015 (Unaudited)

Forward Settlement Date	Currency to be received	U.S. $ Value at May 31, 2015	Currency to be delivered	U.S. $ Value at May 31, 2015	Unrealized Appreciation (Depreciation)
6/17/15	Australian Dollar	$24,178,562	U.S. Dollar	$24,541,455	$(362,893)
6/17/15	U.S. Dollar	27,336,929	Australian Dollar	26,948,107	388,822
6/26/15	Australian Dollar	1,422,240	U.S. Dollar	1,465,655	(43,415)
2/16/16	U.S. Dollar	938,000	Brazilian Real	854,288	83,712
6/15/15	Brazilian Real	2,661,768	U.S. Dollar	2,810,000	(148,232)
6/17/15	Brazilian Real	4,533,489	U.S. Dollar	4,657,631	(124,142)
6/17/15	U.S. Dollar	6,703,000	Brazilian Real	6,740,886	(37,886)
7/6/15	U.S. Dollar	626,500	Brazilian Real	629,976	(3,476)
6/17/15	U.S. Dollar	18,759,822	Canadian Dollar	18,678,967	80,855
6/17/15	Canadian Dollar	22,819,562	U.S. Dollar	22,903,818	(84,256)
6/17/15	Swiss Franc	11,481,391	Euro	11,167,352	314,039
6/17/15	Euro	11,167,353	Swiss Franc	11,501,016	(333,663)
6/17/15	U.S. Dollar	4,017,200	Swiss Franc	4,217,124	(199,924)
6/17/15	Swiss Franc	4,843,704	U.S. Dollar	4,883,312	(39,608)
6/17/15	U.S. Dollar	652,219	Chilean Peso	637,985	14,234
6/17/15	Chilean Peso	3,197,123	U.S. Dollar	3,180,000	17,123
6/17/15	China Offshore Spot Exchange Rate	3,703,096	U.S. Dollar	3,700,000	3,096
6/17/15	U.S. Dollar	21,676,635	China Offshore Spot Exhange Rate	21,720,736	(44,101)
2/16/16	U.S. Dollar	6,700,000	Chinese Yuan Renminbi	6,867,870	(167,870)
2/16/16	Chinese Yuan Renminbi	12,365,927	U.S. Dollar	12,060,000	305,927
2/17/16	U.S. Dollar	3,350,000	Chinese Yuan Renminbi	3,433,440	(83,440)
6/17/15	U.S. Dollar	4,420,000	Chinese Yuan Renminbi	4,422,166	(2,166)
6/17/15	Chinese Yuan Renminbi	32,201,475	U.S. Dollar	32,160,771	40,704
6/17/15	Czech Koruna	2,943,000	Euro	2,960,292	(17,292)
6/17/15	Euro	4,591,999	Czech Koruna	4,601,230	(9,231)
7/16/15	Czech Koruna	1,430,929	Euro	1,399,066	31,863
6/17/15	Czech Koruna	453,189	U.S. Dollar	450,000	3,189
6/17/15	Euro	17,518,408	British Pound	17,726,998	(208,590)
6/17/15	British Pound	17,596,430	Euro	17,559,453	36,977
6/18/15	British Pound	1,383,909	Euro	1,394,756	(10,847)
6/17/15	Euro	2,187,122	Hungarian Forint	2,169,955	17,167
6/17/15	Hungarian Forint	2,138,154	Euro	2,187,122	(48,968)
6/17/15	Euro	3,097,951	Japanese Yen	3,048,967	48,984
6/17/15	Japanese Yen	3,073,945	Euro	3,097,952	(24,007)
6/18/15	Euro	3,032,078	Japanese Yen	2,977,714	54,364
6/18/15	Japanese Yen	2,978,732	Euro	3,032,078	(53,346)
6/17/15	Euro	11,436,055	Norwegian Kroner	11,739,604	(303,549)
6/17/15	Norwegian Kroner	14,882,653	Euro	14,714,171	168,482
6/17/15	Polish Zloty	5,396,879	Euro	5,388,898	7,981
6/17/15	Euro	4,737,998	Swedish Krona	4,686,289	51,709

6/17/15	Swedish Krona	5,737,433	Euro	5,765,266	(27,833)
6/1/15	U.S. Dollar	4,533,884	Euro	4,547,113	(13,229)
6/1/15	Euro	4,607,741	U.S. Dollar	4,589,318	18,423
6/17/15	U.S. Dollar	325,370,652	Euro	323,352,391	2,018,261
6/17/15	Euro	391,368,253	U.S. Dollar	392,554,751	(1,186,498)
6/18/15	U.S. Dollar	13,495,373	Euro	13,303,793	191,580
6/18/15	Euro	19,774,424	U.S. Dollar	19,102,554	671,870
7/17/15	Euro	3,282,784	U.S. Dollar	3,350,000	(67,216)
7/29/15	Euro	8,079,486	U.S. Dollar	7,829,955	249,531
6/18/15	Japanese Yen	2,099,978	British Pound	2,154,730	(54,752)
6/17/15	U.S. Dollar	44,892,318	British Pound	44,305,721	586,597
6/17/15	British Pound	51,369,005	U.S. Dollar	51,820,089	(451,084)
6/18/15	British Pound	2,154,730	U.S. Dollar	2,139,816	14,914
6/18/15	U.S. Dollar	8,295,562	British Pound	8,252,157	43,405
6/17/15	U.S. Dollar	2,799,371	Hungarian Forint	2,724,854	74,517
6/17/15	Hungarian Forint	6,745,879	U.S. Dollar	6,920,000	(174,121)
6/15/15	U.S. Dollar	1,410,000	Indonesian Rupiah	1,418,123	(8,123)
6/17/15	Indonesian Rupiah	487,194	U.S. Dollar	487,771	(577)
6/18/15	U.S. Dollar	1,410,000	Indonesian Rupiah	1,410,932	(932)
6/30/15	U.S. Dollar	2,760,000	Indonesian Rupiah	2,762,773	(2,773)
6/17/15	Isreali New Shekel	11,635,117	U.S. Dollar	11,370,885	264,232
6/17/15	U.S. Dollar	15,302,000	Isreali New Shekel	15,747,677	(445,677)
6/29/15	Isreali New Shekel	2,642,553	U.S. Dollar	2,625,000	17,553
6/11/15	Indian Rupee	1,417,134	U.S. Dollar	1,410,000	7,134
6/17/15	U.S. Dollar	16,808,225	Indian Rupee	16,542,977	265,248
6/17/15	Indian Rupee	18,751,077	U.S. Dollar	19,014,000	(262,923)
6/17/15	Japanese Yen	45,512,413	U.S. Dollar	46,964,285	(1,451,872)
6/17/15	U.S. Dollar	47,642,757	Japanese Yen	46,295,679	1,347,078
7/1/15	U.S. Dollar	1,380,000	South-Korean Won	1,382,003	(2,003)
6/17/15	U.S. Dollar	13,455,891	Mexian Peso	13,384,674	71,217
6/17/15	Mexian Peso	14,131,713	U.S. Dollar	14,142,349	(10,636)
6/17/15	U.S. Dollar	3,078,871	Norwegian Kroner	3,113,868	(34,997)
6/17/15	New Zealand Dollar	11,778,225	U.S. Dollar	12,545,911	(767,686)
6/17/15	U.S. Dollar	15,227,924	New Zealand Dollar	14,442,073	785,851
6/18/15	U.S. Dollar	1,711,004	New Zealand Dollar	1,656,995	54,009
3/16/16	U.S. Dollar	4,500,000	Peruvian Nuevo Sol	4,461,287	38,713
6/17/15	Peruvian Nuevo Sol	4,358,143	U.S. Dollar	4,375,000	(16,857)
6/17/15	Polish Zloty	232,439	U.S. Dollar	238,459	(6,020)
6/17/15	U.S. Dollar	9,923,300	Polish Zloty	9,601,844	321,456
6/15/15	U.S. Dollar	705,000	Russian Rouble	686,866	18,134
6/17/15	U.S. Dollar	16,653,000	Russian Rouble	18,829,863	(2,176,863)
6/17/15	Russian Rouble	17,788,969	U.S. Dollar	18,430,991	(642,022)
7/1/15	U.S. Dollar	1,380,000	Russian Rouble	1,383,971	(3,971)
8/27/15	U.S. Dollar	558,000	Russian Rouble	405,250	152,750
6/17/15	U.S. Dollar	1,154,806	Swedish Krona	1,123,623	31,183
6/17/15	Singapore Dollar	10,462,843	U.S. Dollar	10,381,779	81,064
6/17/15	U.S. Dollar	11,423,386	Singapore Dollar	11,732,388	(309,002)
6/5/15	U.S. Dollar	1,380,000	Turkish Lira	1,379,916	84
6/17/15	Turkish Lira	20,835,984	U.S. Dollar	21,005,000	(169,016)
6/17/15	U.S. Dollar	21,364,407	Turkish Lira	21,279,372	85,035
6/18/15	Turkish Lira	567,115	U.S. Dollar	585,000	(17,885)
6/22/15	Turkish Lira	1,133,763	U.S. Dollar	1,170,000	(36,237)

6/17/15	U.S. Dollar	851,599	Taiwan Dollar	847,820	3,779
6/17/15	Taiwan Dollar	3,547,758	U.S. Dollar	3,500,000	47,758
8/25/15	U.S. Dollar	2,660,000	Taiwan Dollar	2,748,714	(88,714)
6/17/15	South African Rand	10,059,063	U.S. Dollar	10,195,030	(135,967)
6/17/15	U.S. Dollar	11,020,806	South African Rand	11,209,127	(188,321)
Total Open Forward Currency Contracts					$(1,974,105)

(a) Citigroup Global Markets, Inc. is the central clearing counterparty for this open forward currency contract held by the Fund as of May 31, 2015.

Collins Alternative Solutions Fund
Schedule of Interest Rate Swaps
May 31, 2015 (Unaudited)

Counterparty	Reference Currency	Pay/Receive Fixed Rate	Fixed Rate	Experation Date	Notional Amount	Unrealized Appreciation (Depreciation)
Citibank Global Markets, Inc.	Czeck Koruna (CZK)	Pay	0.390%	4/24/2020	215,000,000	$108,057
Citibank Global Markets, Inc.	Czeck Koruna (CZK)	Received	0.300%	4/24/2017	537,500,000	(46,794)
Citibank Global Markets, Inc.	Indian Rupee (INR)	Received	6.430%	1/20/2020	317,000,000	(96,124)
Citibank Global Markets, Inc.	Indian Rupee (INR)	Received	6.915%	1/9/2020	317,000,000	(2,920)
Citibank Global Markets, Inc.	Mexican Peso (MXN)	Received	6.210%	1/3/2025	37,825,000	3,643
Citibank Global Markets, Inc.	New Zealand Dollar (NZD)	Received	3.680%	4/21/2016	71,000,000	156,766
Citibank Global Markets, Inc.	New Zealand Dollar (NZD)	Received	3.950%	10/5/2015	17,290,000	19,004
Citibank Global Markets, Inc.	Norwegian Kroner (NOK)	Pay	2.032%	1/14/2017	16,450,000	(24,491)
Citibank Global Markets, Inc.	South African Rand (ZAR)	Received	9.255%	4/8/2024	41,500,000	52,593
Citibank Global Markets, Inc.	South African Rand (ZAR)	Received	6.500%	9/23/2015	50,760,000	1,512
						$171,246

Collins Alternative Solutions Fund
Schedule of Total Return Swaps
May 31, 2015 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Fixed Rate	Termination Date	Notional Amount	Number of Units	Unrealized Appreciation (Depreciation)
Morgan Stanley	Australian Dollar Equity Securities (a)(b)	Pay(p)	1.110% - 3.160%	7/30/2015	(588,237)	(1)	$(686)
Morgan Stanley	British Pound Equity Securities (a)(c)	Pay(p)	(2.029)% - 0.871%	7/27/2015	(1,115,226)	(1)	5,380
Morgan Stanley	Canadian Dollar Equity Securities (a)(d)	Pay(p)	1.250%	7/29/2015	(21,331)	(1)	(322)
Morgan Stanley	Canadian Dollar Equity Securities (a)(d)	Pay(p)	0.700%	7/29/2015	(11,772)	(1)	251
Morgan Stanley	Canadian Dollar Equity Securities (a)(d)	Pay(p)	1.450%	7/29/2015	(1,793)	(1)	(1,204)
Morgan Stanley	Danish Krone Equity Securities (a)(e)	Pay(p)	(0.330)% - 0.570%	7/27/2015	(86,406)	(1)	116
Morgan Stanley	Euro Equity Securities (a)(f)	Pay(p)	(1.863)% - 0.412%	7/24/2015	(560,671)	(1)	588
Morgan Stanley	Euro Equity Securities (a)(f)	Pay(p)	(2.738)% - 0.412%	7/27/2015	(1,446,787)	(1)	4,725
Morgan Stanley	Euro Equity Securities (a)(f)	Pay(p)	(2.113)% - 0.462%	7/27/2015	(11,125)	(1)	241
Morgan Stanley	Hong Kong Dollar Equity Securities (a)(g)	Pay(p)	0.449% - 0.601%	7/30/2015	(1,007,339)	(1)	(2,266)
Morgan Stanley	Japanese Yen Equity Securities (a)(h)	Pay(p)	(0.805)% - 0.620%	7/30/2015	(354,518)	(1)	2,289
Morgan Stanley	New Zealand Dollar Equity Securities (a)(i)	Pay(p)	0.750% - 4.150%	7/30/2015	(14,445)	(1)	(297)
Morgan Stanley	Norwegian Kroner Equity Securities (a)(j)	Pay(p)	0.060% - 1.960%	7/27/2015	(97,710)	(1)	(2,352)
Morgan Stanley	South African Rand Equity Securities (a)(k)	Pay(p)	1.125% - 6.550%	7/29/2015	(162,813)	(1)	(246)
Morgan Stanley	Swedish Krona Equity Securities (a)(l)	Pay(p)	(1.830)% - 0.695%	7/27/2015	(218,778)	(1)	(2,141)
Morgan Stanley	Swiss Franc Equity Securities (a)(m)	Pay(p)	(0.873)% - 0.402%	7/27/2015	(319,089)	(1)	2,409
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	0.370%	7/24/2015	(852,895)	(1)	19,531
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	0.370% - 0.970%	7/29/2015	(194,559)	(1)	(2,150)
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	0.370% - 0.970%	7/29/2015	(979,315)	(1)	12,363
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	0.370% - 0.970%	7/29/2015	(266,901)	(1)	3,265
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	0.370% - 0.970%	7/29/2015	(1,755,163)	(1)	28,011
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	0.370% - 0.970%	7/29/2015	(2,886,350)	(1)	26,026
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	0.370% - 0.970%	7/29/2015	(576,800)	(1)	6,932
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	(1.670)% - (0.230)%	7/29/2015	(193,615)	(1)	(2,237)
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	(1.670)% - (0.230)%	7/29/2015	(981,048)	(1)	(6,519)
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	(1.270)% - (0.230)%	7/29/2015	(265,246)	(1)	592
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	(1.520)% - (0.230)%	7/29/2015	(586,194)	(1)	(3,335)
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	4.310% - 11.110%	7/29/2015	(430,468)	(1)	785
Morgan Stanley	United States Dollar Equity Securities (a)(n)	Pay(p)	(1.805)% - 0.720%	7/30/2015	(303,583)	(1)	(30)
Bank of America	Herbalife Ltd. (o)	Pay	0.050%	8/12/2019	(63,373)	(1,218)	(25,047)
Bank of America	Transocean Ltd. (o)	Receive	(13.816)%	2/10/2016	142,110	7,539	13,364
Bank of America	Transocean Ltd. (o)	Receive	0.584%	2/11/2016	8,690	461	817
Bank of America	Transocean Ltd. (o)	Receive	(11.816)%	3/10/2016	39,849	2,114	3,748
Bank of America	Transocean Ltd. (o)	Receive	(13.816)%	6/10/2016	43,355	2,300	4,077
Total net unrealized appreciation/(depreciation) on total return swaps							$86,678

(a) Contracts reset at end of each month contract is held.
(b) Comprised of various equity securities from Australia.
(c) Comprised of various equity securities from Great Britain.
(d) Comprised of various equity securities from Canada.
(e) Comprised of various equity securities from Denmark.
(f) Comprised of various global equity securities from various European countries.
(g) Comprised of various equity securities from Hong Kong.
(h) Comprised of various equity securities from Japan.
(i) Comprised of various equity securities from New Zealand.
(j) Comprised of various equity securities from Norway.
(k) Comprised of various equity securities from South Africa.
(l) Comprised of various equity securities from Sweden.
(m) Comprised of various equity securities from Switzerland.
(n) Comprised of various equity securities from the United States.
(o) Foreign issued total return swap.
(p) Contracts are shown as net receive or pay. Contracts may have both a receivable and payable piece.

Collins Long/Short Credit Fund
Schedule of Investments
May 31, 2015 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 65.36%
Ambulatory Health Care Services - 9.15%
Prospect Medical Holdings, Inc.
8.375%, 05/01/2019; Acquired 03/17/15, Acquired Cost $341,600 (a)	$320,000	$341,200
Select Medical Corp.
6.375%, 06/01/2021	125,000	126,250
		467,450
Beverage and Tobacco Product Manufacturing - 4.85%
Carolina Beverage Group LLC
10.625%, 08/01/2018; Acquired 03/06/15 and 04/09/15, Acquired Cost $248,250 (a)(b)	250,000	247,500
Chemical Manufacturing - 10.29%
Hexion, Inc.
8.875%, 02/01/2018	210,000	193,725
6.625%, 04/15/2020	350,000	331,624
		525,349
Clothing and Clothing Accessories Stores - 5.03%
HT Intermediate Holdings Corp.
12.000%, 05/15/2019; Acquired 03/09/15 and 05/04/15, Acquired Cost $255,470 (a)(b)	248,000	256,680
Food Manufacturing - 3.07%
Simmons Foods, Inc.
7.875%, 10/01/2021; Acquired 03/02/15, Acquired Cost $167,626 (a)(b)	167,000	156,980
Merchant Wholesalers, Durable Goods - 2.87%
American Achievement Corp.
10.875%, 04/15/2016; Acquired 03/06/15, Acquired Cost $148,875 (a)	150,000	146,438
Merchant Wholesalers, Nondurable Goods - 8.99%
Lansing Trade Group LLC
9.250%, 02/15/2019; Acquired 03/12/15, Acquired Cost $197,500 (a)	200,000	197,500
US Foods, Inc.
8.500%, 06/30/2019 (b)	250,000	261,875
		459,375
Paper Manufacturing - 6.91%
Beverage Packaging Holdings II
5.625%, 12/15/2016; Acquired 03/09/15, Acquired Cost $351,750 (a)(b)	350,000	353,063
Publishing Industries (except Internet) - 1.00%
MHGE Parent LLC
8.500%, 08/01/2019; Acquired 04/01/15, Acquired Cost $49,551 (a)	50,000	51,313
Telecommunications - 8.56%
HC2 Holdings, Inc.
11.000%, 12/01/2019; Acquired 03/23/15, Acquired Cost $125,625 (a)	125,000	128,438
Intelsat Jackson Holdings SA
7.250%, 04/01/2019	300,000	308,624
		437,062
Wood Product Manufacturing - 4.65%
NWH Escrow Corp.
7.500%, 08/01/2021; Acquired 03/02/15, Acquired Cost $236,250 (a)(b)	250,000	237,500
TOTAL CORPORATE BONDS (Cost $3,327,657)		3,338,710

	Shares
MONEY MARKET FUNDS - 33.87%
Fidelity Institutional Money Market Funds, Class I, 0.097% (c)	865,189	865,189
STIT - Liquid Assets Portfolio, Institutional Class, 0.101% (c)	865,189	865,189
TOTAL MONEY MARKET FUNDS (Cost $1,730,378)		1,730,378

Total Investments (Cost $5,058,035) - 99.23%		5,069,088
Other Assets in Excess of Liabilities - 0.77%		39,467
TOTAL NET ASSETS - 100.00%		$5,108,555

Percentages are stated as a percent of net assets.
(a)
Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at May 31, 2015 was  $2,116,612 which represented 41.43% of net assets. Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.  Such securities may be deemed illiquid using procedures established by the Board of Trustees.

(b)	All or portion of this security is pledged as collateral for securities sold short. The aggregate value of these securities as of May 31, 2015 was $1,513,598.
(c)	Variable rate security. The rate shown is as of May 31, 2015.

The accompanying notes are an integral part of these schedule of investments.

Collins Long/Short Credit Fund
Schedule of Securities Sold Short
May 31, 2015 (Unaudited)

	Principal
	Amount	Value
SECURITIES SOLD SHORT
Rowan Cos, Inc.
4.875%, 06/01/2022 (1)	$125,000	$124,840
TOTAL SECURITIES SOLD SHORT (Proceeds $121,055)		$124,840

(1) Corporate bond.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

	Collins Alternative Solutions Fund	Collins Long/Short Credit Fund
Cost of investments	$154,567,618	$5,058,035
Gross unrealized appreciation on futures	158,463	-
Gross unrealized appreciation on forwards	9,130,604	-
Gross unrealized appreciation on swaps	477,085	-
Gross unrealized appreciation on investments	7,307,209	26,525
Gross unrealized appreciation on short positions	338,596	-
Gross unrealized appreciation on written options	1,831,237	-
Gross unrealized depreciation on futures	(161,644)	-
Gross unrealized depreciation on forwards	(11,104,709)	-
Gross unrealized depreciation on swaps	(219,161)	-
Gross unrealized depreciation on investments	(8,412,389)	(15,472)
Gross unrealized depreciation on short positions	(1,756,508)	(3,785)
Gross unrealized depreciation on written options	(375,570)	-
Net unrealized depreciation	$(2,786,787)	$7,268

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Collins Alternative Solutions Fund and the Collins Long/Short Credit Fund (each a “Fund” together the "Funds") represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Collins Alternative Solutions Fund is long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets. The investment objective of the Collins Long/Short Credit Fund is to seek absolute total returns over a complete market cycle. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the
Funds in which shares are held. The Collins Alternative Solutions Fund became effective on April 30, 2012 and commenced operations on April 30, 2012 and July 31, 2013 for the Institutional Class and Class A shares, respectively. Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase and 0.50% may be charged on purchases greater than $1,000,000 redeemed within twelve months of purchase. Each class of shares has identical rights and privileges except with respect to distribution fees, sales charges, and voting rights on matters affecting a single class of shares. The Collins Long/Short Credit Fund became effective on January 29, 2015 and commenced operations on March 1, 2015 for both the Institutional Class and Class A shares. Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase and 0.50% may be charged on purchases greater than $1,000,000 redeemed within twelve months of purchase. Each class of shares has identical rights and privileges except with respect to distribution fees, sales charges, and voting rights on matters affecting a single class of shares. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Collins CapitalInvestments, LLC (the "Adviser"), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Funds securities including common stocks, convertible preferred stocks, exchange traded Funds and rights, listed on the NASDAQ Stock Market,  Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, or at the latest sale price on the Composite Market (defined as the consolidation of  the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by the approved pricing services ("Pricing Service")) the security is valued at the mean between the bid and asked prices on such day and will generally be classified as Level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of  using fair value pricing procedures is to ensure that the Funds is accurately priced.

Bank loans will be valued at prices supplied by a Pricing Service for such securities (valued at the mean price), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Funds calculates its NAV, whichever is earlier.

Foreign securities, currencies and other assets denominated in foreign currencies are then translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange ("NYSE", generally 4:00 p.m. Eastern time).

Debt securities other than short-term instruments are valued in accordance with prices supplied by a Pricing Service.  A Pricing Services may use the mean between the closing bid and ask prices provided by a Pricing Service. If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. The Funds' Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as Level 2. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealer known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Over-the-counter options with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally  alued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation  echniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts are valued at the mean between the bid and asked prices.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing
Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the
Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2015:

Collins Alternative Solutions Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$997,369	$-	$997,369
Bank Loans	-	4,023,064	-	4,023,064
Common Stocks
Accommodation and Food Services	242,201	-	-	242,201
Administrative and Support and Waste Management and Remediation Services	5,323,907	-	-	5,323,907
Agriculture, Forestry, Fishing and Hunting	197,823	-	-	197,823
Construction	180,300	-	-	180,300
Finance and Insurance	5,210,705	-	-	5,210,705
Health Care and Social Assistance	2,597,218	-	-	2,597,218
Information	10,763,451	-	-	10,763,451
Manufacturing	13,777,810	-	-	13,777,810
Mining, Quarrying, and Oil and Gas Extraction	4,157,033	-	-	4,157,033
Professional, Scientific, and Technical Services	254,353	-	-	254,353
Real Estate and Rental and Leasing	121,795	-	-	121,795
Retail Trade	2,678,106	-	-	2,678,106
Transportation and Warehousing	2,106,726	55,104	-	2,161,830
Utilities	1,113,815	-	-	1,113,815
Wholesale Trade	279,353	-	-	279,353
Total Common Stocks	49,004,596	55,104	-	49,059,700
Convertible Bonds	-	1,181,201	-	1,181,201
Corporate Bonds	-	18,058,425	-	18,058,425
Exchange-Traded Funds	5,297,768	-	-	5,297,768
Mortgage Backed Securities	-	532,099	-	532,099
Mutual Funds	19,738,300	-	-	19,738,300

Preferred Stocks	129,314	-	-	129,314
Purchased Options	3,632,413	82,529	-	3,714,942
Real Estate Investment Trusts	9,353,194	-	-	9,353,194
Rights	52,215	-	-	52,215
Short-Term Investments	41,324,847	-	-	41,324,847
Total Assets	$128,532,647	$24,929,791	$-	$153,462,438

Liabilities:
Securities Sold Short
Closed-Ended Mutual Fund	$507,110	$-	$-	$507,110
Common Stock	10,342,022	-	-	10,342,022
Corporate Bonds	-	1,047,185	-	1,047,185
Exchange-Traded Funds	8,512,852	-	-	8,512,852
Real Estate Investment Trusts	1,646,557	-	-	1,646,557
Total Securities Sold Short	21,008,541	1,047,185	-	22,055,726
Written Options	1,586,906	1,518	-	1,588,424
Total Liabilities	$22,595,447	$1,048,703	$-	$23,644,150

Other Financial Instruments(2)
Forwards	$-	$(1,974,105)	$-	$(1,974,105)
Futures	(3,181)	-	-	(3,181)
Swaps	-	257,924	-	257,924
Total Other Financial Instruments	$(3,181)	$(1,716,181)	$-	$(1,719,362)

Collins Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$3,338,710	$-	$3,338,710
Short-Term Investments	1,730,378	-	-	1,730,378
Total Assets	$1,730,378	$3,338,710	$-	$5,069,088

Liabilities:
Securities Sold Short
Corporate Bonds	$-	$124,840	$-	$124,840
Total Securities Sold Short	-	124,840	-	124,840
Total Liabilities	$-	$124,840	$-	$124,840

(1) See the Schedule of Investments for industry classifications
(2) Other financial instruments are futures contracts, swap contracts and forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) The Funds measures Level 3 securities as of the beginning and end of each financial reporting period. For the period ended May 31, 2015, the Funds did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs
(Level 3 securities) were used in determining fair value is not applicable.

The Funds did have any transfers between any levels during the period ended May 31, 2015. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Collins Alternative Solutions Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2015 was as follows:

Collins Alternative Solutions Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Commodity Contracts - Options	Investments, at value	$6,860	Written options, at value	$-
Equity Contracts - Options	Investments, at value	130,450	Written options, at value	87,901
Interest Rate Contracts - Options	Investments, at value	30,492	Written options, at value	17,151
Foreign Exchange Contracts - Options	Investments, at value	3,547,140	Written options, at value	1,483,372
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	62,631	Net assets- Unrealized depreciation*	150,119
Equity Contracts - Futures	Net assets- Unrealized appreciation*	95,832	Net assets- Unrealized depreciation*	11,525
Foreign Exchange Contracts - Forwards	Unrealized appreciation on forward currency contracts	9,130,604	Unrealized depreciation on forward currency contracts	11,104,709
Interest Rate Contracts - Swaps	Unrealized appreciation on open swap contracts	341,575	Unrealized depreciation on open swap contracts	170,329
Equity Contracts - Swaps	Unrealized appreciation on open swap contracts	135,510	Unrealized depreciation on open swap contracts	48,832

Total		$13,474,234		$13,073,938

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2015 through May 31, 2015 was as follows:

Collins Alternative Solutions Fund
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$171,658	$(60,867)	$(437,028)	$157,894	$-	$(168,343)
Foreign Exchange Contracts	(140,921)	18,508	-	-	(6,898,980)	(7,021,393)
Commodity Contracts	(103,110)	-	(7,301)	-	-	(110,411)
Equity Contracts	(548,121)	384,616	509,865	277,687	-	624,047
Total	$(620,494)	$342,257	$65,536	$435,581	$(6,898,980)	$(6,676,100)

Collins Alternative Solutions Fund
	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Interest Rate Contracts	$139,956	$64,636	$56,747	$(173,525)	$-	$87,814
Foreign Exchange Contracts	(2,433,686)	3,331,581	-	-	4,523,940	5,421,835
Commodity Contracts	(28,700)	-	65,164	-	-	36,464
Equity Contracts	137,921	(55,300)	(29,450)	(159,714)	-	(106,543)
Total	$(2,184,509)	$3,340,917	$92,461	$(333,239)	$4,523,940	$5,439,570

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date July 8, 2015

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date July 8, 2015

* Print the name and title of each signing officer under his or her signature.